UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2019

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments:

Putnam Money Market Fund
The fund's portfolio
12/31/18 (Unaudited)

REPURCHASE AGREEMENTS (41.4%)(a)
	Principal amount	Value
Interest in $378,292,000 joint tri-party repurchase agreement dated 12/31/18 with Citigroup Global Markets, Inc. due 1/2/19 - maturity value of $141,023,500 for an effective yield of 3.000% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 8.500% and due dates ranging from 3/15/26 to 12/15/53, valued at $385,881,361)	$141,000,000	$141,000,000
Interest in $450,000,000 joint tri-party repurchase agreement dated 12/31/18 with HSBC Bank USA, National Association due 1/2/19 - maturity value of $140,345,387 for an effective yield of 3.000% (collateralized by a U.S. Treasury note with a coupon rate of 2.875% and a due date of 11/15/21, valued at $459,076,568)	140,322,000	140,322,000
Interest in $47,722,000 tri-party repurchase agreement dated 12/31/18 with RBC Capital Markets, LLC due 1/2/19 - maturity value of $47,729,954 for an effective yield of 3.000% (collateralized by various mortgage backed securities with coupon rates ranging from 2.877% to 4.500% and due dates ranging from 11/1/26 to 8/1/48, valued at $48,684,553)	47,722,000	47,722,000

Total repurchase agreements (cost $329,044,000)		$329,044,000

CERTIFICATES OF DEPOSIT (23.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Australia & New Zealand Banking Group, Ltd./New York, NY FRN	2.892	1/28/20	$7,500,000	$7,500,000
Bank of America, NA	2.500	4/4/19	8,000,000	8,000,000
Bank of America, NA FRN	2.527	4/11/19	4,000,000	4,000,000
Bank of America, NA FRN Ser. BN56	2.617	1/11/19	4,750,000	4,750,185
Bank of Montreal/Chicago, IL FRN (Canada)	2.776	2/25/19	7,500,000	7,500,000
Bank of Montreal/Chicago, IL FRN (Canada)	2.710	8/6/19	7,750,000	7,750,000
Bank of Nova Scotia/Houston FRN	2.719	11/5/19	7,500,000	7,500,000
Canadian Imperial Bank of Commerce/New York, NY FRN	2.770	12/6/19	6,250,000	6,250,000
Canadian Imperial Bank of Commerce/New York, NY FRN	2.750	8/1/19	5,000,000	5,000,000
Citibank, NA	2.810	4/18/19	3,750,000	3,750,000
Citibank, NA	2.680	2/22/19	7,750,000	7,750,000
Cooperatieve Rabobank UA/NY FRN (Netherlands)	2.627	5/9/19	7,750,000	7,750,000
HSBC Bank USA, NA	2.567	2/8/19	3,750,000	3,750,000
MUFG Bank, Ltd./New York, NY FRN (Japan)	2.779	5/21/19	7,500,000	7,500,000
Nordea Bank AB/New York, NY FRN	2.988	3/15/19	6,000,000	6,002,178
Nordea Bank AB/New York, NY FRN	2.840	3/14/19	4,000,000	4,000,000
Nordea Bank AB/New York, NY FRN	2.716	5/21/19	7,500,000	7,499,890
Skandinaviska Enskilda Banken AB/New York, NY FRN	2.500	3/6/19	7,500,000	7,500,000
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	2.735	5/15/19	7,500,000	7,500,000
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	2.675	1/18/19	7,750,000	7,750,091
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.770	8/20/19	7,750,000	7,750,000
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.667	7/8/19	4,000,000	4,000,000
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.637	2/4/19	7,000,000	7,000,000
Swedbank AB/New York FRN	2.730	5/21/19	7,750,000	7,750,000
Toronto-Dominion Bank/NY FRN (Canada)	2.804	7/22/19	7,750,000	7,750,000
US Bank, NA/Cincinnati, OH FRN	2.497	5/13/19	7,750,000	7,750,000
US Bank, NA/Cincinnati, OH FRN	2.487	7/3/19	3,500,000	3,500,000
Wells Fargo Bank, NA FRN	2.607	10/9/19	3,750,000	3,750,000
Wells Fargo Bank, NA FRN	2.529	7/10/19	7,500,000	7,500,000

Total certificates of deposit (cost $185,752,344)				$185,752,344

COMMERCIAL PAPER (22.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
ABN AMRO Funding USA, LLC	2.729	3/4/19	$7,500,000	$7,464,996
Australia & New Zealand Banking Group, Ltd (Australia)	2.555	4/5/19	7,500,000	7,450,650
Australia & New Zealand Banking Group, Ltd. 144A (Australia)	2.597	3/7/19	3,000,000	2,999,963
Bank of Nova Scotia (The) (Canada)	2.941	6/17/19	3,500,000	3,452,915
Bank of Nova Scotia (The) (Canada)	2.618	2/4/19	3,750,000	3,740,756
BPCE SA (France)	2.481	2/1/19	3,750,000	3,742,056
Commonwealth Bank of Australia 144A (Australia)	2.637	2/22/19	1,000,000	1,000,107
Commonwealth Bank of Australia 144A (Australia)	2.527	8/30/19	9,300,000	9,298,408
DNB Bank ASA 144A (Norway)	2.477	3/14/19	7,500,000	7,500,000
Export Development Canada (Canada)	2.578	3/11/19	7,500,000	7,463,344
Export Development Canada (Canada)	2.417	2/11/19	4,000,000	3,989,112
HSBC Bank PLC (United Kingdom)	2.848	4/16/19	2,350,000	2,330,671
HSBC Bank PLC 144A (United Kingdom)	2.856	2/26/19	3,750,000	3,750,925
HSBC USA, Inc. 144A	2.667	7/5/19	7,500,000	7,500,000
ING (U.S.) Funding LLC	2.657	5/28/19	7,750,000	7,750,000
Lloyds Bank PLC (United Kingdom)	2.667	8/2/19	7,750,000	7,750,000
Mizuho Bank, Ltd./New York, NY	2.728	2/26/19	4,000,000	3,983,138
National Australia Bank, Ltd. (Australia)	2.577	4/11/19	7,500,000	7,500,000
National Australia Bank, Ltd. (Australia)	2.567	8/2/19	3,850,000	3,850,000
National Australia Bank, Ltd. (Australia)	2.549	2/5/19	7,750,000	7,730,937
National Bank of Canada (Canada)	2.597	1/18/19	7,750,000	7,750,000
Nationwide Building Society (United Kingdom)	2.517	1/22/19	4,000,000	3,994,167
NRW.Bank (Germany)	2.727	2/19/19	3,800,000	3,785,983
Royal Bank of Canada (Canada)	2.870	7/15/19	7,500,000	7,385,844
Skandinaviska Enskilda Banken AB (Sweden)	3.137	10/1/19	7,500,000	7,325,963
Toronto-Dominion Bank (The) (Canada)	2.617	2/8/19	7,750,000	7,750,000
Toronto-Dominion Bank (The) (Canada)	2.597	1/11/19	4,500,000	4,500,000
Toronto-Dominion Bank (The) (Canada)	2.570	3/22/19	3,600,000	3,579,680
UBS AG/London (United Kingdom)	2.607	4/25/19	3,500,000	3,500,000
UBS AG/London (United Kingdom)	2.527	4/16/19	4,500,000	4,500,000
Westpac Banking Corp. (Australia)	2.577	1/7/19	3,750,000	3,750,055
Westpac Banking Corp. 144A (Australia)	2.577	1/3/19	5,000,000	5,000,000
Westpac Banking Corp. 144A (Australia)	2.557	9/19/19	7,000,000	7,000,000

Total commercial paper (cost $180,069,670)				$180,069,670

ASSET-BACKED COMMERCIAL PAPER (12.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Barclays Bank PLC CCP (United Kingdom)	2.668	1/28/19	$3,750,000	$3,742,547
Bedford Row Funding Corp.	2.460	2/21/19	4,500,000	4,484,509
CAFCO, LLC	2.841	3/12/19	3,750,000	3,729,438
Chariot Funding, LLC	2.491	2/11/19	7,750,000	7,728,199
CHARTA, LLC	2.841	3/19/19	3,750,000	3,727,381
Collateralized Commercial Paper Co., LLC	2.627	3/1/19	8,000,000	8,001,744
Collateralized Commercial Paper II Co., LLC 144A	2.735	1/16/19	7,500,000	7,500,265
Collateralized Commercial Paper II Co., LLC 144A	2.567	1/24/19	7,500,000	7,500,000
CRC Funding, LLC	2.779	3/4/19	3,750,000	3,732,175
Fairway Finance Co., LLC (Canada)	2.507	4/9/19	3,750,000	3,750,000
Gotham Funding Corp. (Japan)	2.840	3/19/19	3,750,000	3,727,381
Liberty Street Funding, LLC (Canada)	2.821	3/11/19	7,500,000	7,459,750
MetLife Short Term Funding, LLC	2.527	3/18/19	7,750,000	7,709,097
Old Line Funding, LLC	2.756	3/19/19	7,750,000	7,704,746
Regency Markets No. 1, LLC	2.604	1/11/19	7,500,000	7,494,583
Thunder Bay Funding, LLC	2.710	2/26/19	7,750,000	7,717,571
Victory Receivables Corp. (Japan)	2.840	3/19/19	3,750,000	3,727,381

Total asset-backed commercial paper (cost $99,436,767)				$99,436,767

U.S. TREASURY OBLIGATIONS (0.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
U.S. Treasury FRN(M)	2.473	7/31/20	$7,500,000	$7,500,907

Total U.S. treasury obligations (cost $7,500,907)				$7,500,907
TOTAL INVESTMENTS

Total investments (cost $801,803,688)				$801,803,688

	Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $795,614,184.
(M)	This security's effective maturity date is less than one year.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	69.1%
	Canada	10.4
	Australia	6.9
	Japan	3.8
	United Kingdom	3.7
	Sweden	3.2
	Netherlands	1.0
	Norway	0.9
	Germany	0.5
	France	0.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $335,665,636, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$99,436,767	$—
Certificates of deposit	—	185,752,344	—
Commercial paper	—	180,069,670	—
Repurchase agreements	—	329,044,000	—
U.S. treasury obligations	—	7,500,907	—

Totals by level	$—	$801,803,688	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2019